GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 31, 2011
Balance as of December 29, 2012	$ 8,160	$ 7,995
Changes in foreign currency exchange rates	65
Balance as of December 28, 2013	8,225	7,995
North America [Member]
Balance as of December 29, 2012	3,947
Changes in foreign currency exchange rates	0
Balance as of December 28, 2013	3,947
EMEA [Member]
Balance as of December 29, 2012	4,213
Changes in foreign currency exchange rates	65
Balance as of December 28, 2013	$ 4,278